Debt - Summary of Instrument Financing Loans are Used to Finance Cost of Installing Instruments (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Beginning Balance	$ 366,555	$ 301,129	$ 301,129
Changes from financing cash flows
Repayments of borrowings	(74)	$ (119)
Total changes from financing cash flows	(40)		53,836
Other changes
Total other changes	5,833		11,399
Ending Balance	372,348		366,555
Less: Debt due within one year	(301,444)
Instrument financing loans excluding current debt	70,904
Unsecured Loan
Other changes
Amortization of debt discount	675		1,266
2021 Senior Secured Loan
Other changes
Amortization of debt discount	4,889		8,454
Amortization of debt discount arising from debt modifications			1,284
2022 Convertible Notes
Changes from financing cash flows
Proceeds from borrowings, net of issuance costs			54,010
Other changes
Amortization of debt discount	244		408
Instrument Financing Loans
Changes from financing cash flows
Repayments of borrowings	(40)		(174)
Other changes
Foreign exchange impact	$ 25		$ (13)